FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - Liquidity risk $ in Thousands	Dec. 31, 2018 CLP ($)
Maturity within one year
Committed maturities for liability payments
Bank debt	$ 21,579,550
Bond payable	42,991,809
Operating lease obligations	7,305,508
Purchase obligations	64,406,811
Total	136,283,678
More than 1 year up to 2 years
Committed maturities for liability payments
Bank debt	1,597,027
Bond payable	42,909,590
Operating lease obligations	9,516,692
Purchase obligations	9,126,536
Total	63,149,845
More than 2 years up to 3 years
Committed maturities for liability payments
Bank debt	787,777
Bond payable	39,560,554
Operating lease obligations	9,072,970
Purchase obligations	9,338,111
Total	58,759,412
More than 3 years up to 4 years
Committed maturities for liability payments
Bank debt	772,051
Bond payable	39,411,666
Operating lease obligations	9,032,343
Purchase obligations	233,004
Total	49,449,064
More 4 years
Committed maturities for liability payments
Bank debt	81,286
Bond payable	844,765,446
Operating lease obligations	22,059,516
Purchase obligations	240,600
Total	$ 867,146,848